Commitments and contingencies	9 Months Ended
Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
14. Commitments and contingencies

Contractual commitments

As of September 30, 2018, there were no material contractual purchase commitments.

Claims and Contingencies

Joint ventures' claims and accruals

Under the
Neptune
and the
Cape Ann
time charters, the joint ventures undertake to ensure that the vessel meets specified performance standards at all times during the term of the time charters. The performance standards include the vessel not exceeding a maximum average daily boil-off of LNG, subject to certain contractual exclusions, as specified in the time charter. Pursuant to the charters, the hire rate is subject to deduction by the charterer by, among other things, sums due in respect of the joint ventures’ failure to satisfy the specified performance standards during the period. The charterer requested that the joint ventures calculate and present the boil-off since the beginning of the charters, compared with maximum average daily boil-off allowed under the time charter. The charters for the
Neptune
and the
Cape Ann
started in 2009 and 2010, respectively. On September 8, 2017, the charterer notified the joint ventures that it was formally making a claim for compensation in accordance with the provisions of the charters for a stated quantity of LNG exceeding the maximum average daily boil-off since the beginning for the charters. The claim asserted a gross amount of compensation of $58 million for the excess boil-off volume but the claim recognized that the calculations for the amount required adjustment for allowable exclusions under the charters. The charterer and the joint ventures have referred the claim to arbitration and submitted various procedural filings for the arbitration. The charterer and the joint ventures have asked the arbitration panel for a partial award on certain key contractual interpretations and these proceedings commenced in November 2018. The charterer’s revised claim as submitted in the arbitration request was a gross amount of $52 million, covering a shorter time period for the first performance period as defined in the time charters, and interest and expenses. Depending on interpretations of the contractual provisions including exclusions to the performance standards and based upon currently available information, it is estimated that the Partnership’s 50% share of the excess boil-off claim could range from zero or negligible amounts to approximately $29 million. The charterer could potentially seek other concessions. Accruals are recorded for loss contingencies or claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated.

As of September 30, 2017, the joint ventures determined the liability associated with the boil-off claim was probable and could be reasonably estimated resulting in total accruals of $23.7
million which was recorded as a reduction of time charter revenues in the third quarter of 2017. The Partnership’s 50% share of the accruals was approximately $11.9 million. As of December 31, 2017, and September 30, 2018, the accruals were unchanged. Refer to note
10.

The claim may ultimately be settled through negotiation or arbitration. The joint ventures will continue to monitor this issue and adjust accruals, as might be required, based upon additional information and further developments. Höegh LNG and the other major owner guarantee the performance and payment obligations of the joint ventures under the time charters. The guarantees are joint and several for the performance obligations and several for the payment obligations. Depending on the amount and timing of the potential settlement and whether such settlement is funded by the performance guarantees by Höegh LNG and the other major owner or by the joint ventures, a settlement of the claim for boil-off with the charterer could have a material adverse effect on the joint ventures’ financial condition and results of operations. As a precaution, the joint ventures have suspended payments on their shareholder loans pending the outcome of the boil-off claim. Refer to note 8.

To the extent that an excess boil-off claim results in a settlement, the Partnership would be indemnified by Höegh LNG for its share of the cash impact of any settlement. Refer to note 11. As a result, the ultimate outcome of the boil-off claim, on an isolated basis, is not expected to have a material adverse effect on the Partnership’s financial position. However, other concessions or capital improvements, if any, would not be expected to be indemnified. In addition, the joint ventures expect to incur costs for certain capital improvements and maintenance that will not be reimbursed by the charterer or Hoegh LNG for which the Partnership's 50% share is approximately $1.8 million and $1.2 million for the years ended December 31, 2018 and 2019, respectively, to address certain boil-off issues and other maintenance requirements.
As of September 30, 2018, the
Cape Ann
 had completed a drydock and the
Neptune
 had completed certain upgrades and the Partnership's share of capital improvements and maintenance incurred was approximately $1.5 million. In addition, the suspension of the payments of the shareholder loans reduces cash flows available to the Partnership. Furthermore, the increase in the accruals for, or the resolution of, the excess boil-off claim may have a material adverse effect on the Partnership’s results of operations for that period.

Indonesian corporate income tax

Based upon the Partnership’s experience in Indonesia, tax regulations, guidance and interpretation in Indonesia may not always be clear and may be subject to alternative interpretations or changes in interpretation over time. The Partnership’s Indonesian subsidiary is subject to examination by the Indonesian tax authorities for up to five years following the completion of a fiscal year. Tax examinations may lead to ordinary course adjustments or proposed adjustments to the Partnership's taxes or tax loss carryforwards with respect to years under examination. The Partnership has recognized a provision in 2013 related to an uncertain tax position for the 2013 tax loss carryforward. The Indonesian subsidiary is undergoing a tax examination for the fiscal years of 2013 and 2014. Such an examination may or may not result in changes to the Partnership’s provisions on tax filings from 2013 through 2017.

PGN LNG claims including delay liquidated damages

The Partnership was indemnified by Höegh LNG for i) any hire rate payments not received under the PGN FSRU Lampung time charter for the period commencing on August 12, 2014 through the acceptance date of the PGN FSRU Lampung and ii) non-budgeted expenses (including warranty costs) incurred in connection with the
PGN FSRU Lampung
project prior to the date of acceptance, for certain costs related to the restatement of the Partnership’s financial statements filed with the SEC on November 30, 2015 and for certain subsequently incurred non-budgeted expenses.

No indemnification claims were filed or received for the three and nine months ended September 30, 2018, respectively. The Partnership received payments for filed claims for indemnification with respect to non-budgeted expenses (including the warranty provision, value added tax, withholding tax and other non-budgeted expenses) of approximately $1.1 million, $1.6 million and $1.6 million in the three and nine months ended September 30, 2017 and the year ended December 31, 2017, respectively, which were recorded as a contribution to equity. Indemnification payments received from Höegh LNG are subject to repayment to the extent the amounts are subsequently recovered from insurance or deemed reimbursable by the charterer. In the third quarter of 2018, insurance proceeds of approximately $1.1 million were received related to repairs under the warranty for the Mooring which were recorded in the second quarter of 2018 as other revenue. The Partnership had been indemnified by Höegh LNG for warranty provisions at the time the costs were incurred and repaid the amount recovered by insurance net of certain expenses in the third quarter of 2018. The repayment was recorded as a cash distribution to equity.

In the third quarter of 2018, the conclusion of an audit by the charterer resulted in the recognition of $1.0 million of previously constrained revenue related to 2016 costs to be reimbursed by the charterer. The Partnership had been indemnified for these costs and expects to refund Höegh LNG for the previous indemnification in the fourth quarter of 2018. For the year ended December 31, 2017, the Partnership refunded to Höegh LNG approximately $2.5 million related to previously recognized revenue that was deemed reimbursable in 2017 and an additional cost recovery of $1.5 million, which was recorded as a cash distribution to equity.

Höegh Gallant claims and indemnification

In the third quarter of 2017, the Partnership began investigating with EgyptCo a performance measure included in EgyptCo’s charter with respect to the
Höegh Gallant.
The investigation includes whether such a performance measure is directly linked to a specified performance standard which could result in a customer claim for reduced hire or damages and legal basis for a potential claim, if any. No accrual has been recorded. In October, 2018, EgyptCo reached an agreement with EgyptCo’s charterer that there would be no reduction in hire for this performance measure.

The Partnership was indemnified by Höegh LNG for losses incurred in connection with the commencement of services under the time charter with EgyptCo (including technical issues) incurred in connection with the
Höegh Gallant
.

No indemnification claims were filed or received for the three or nine months ended September 30, 2018, respectively. For the nine months ended September 30, 2017, the Partnership received indemnification payments with respect to losses incurred in connection with the commencement of services under the time charter with EgyptCo due to technical issues of $0.5 million, respectively, which were recorded as a contribution to equity. The Partnership received payments for filed claims of $0.5 million for the year ended December 31, 2017. Refer to note 11.